Debt (Tables)	3 Months Ended
Mar. 31, 2014
Debt Disclosure [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments

	March 31, 2014		December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(in thousands)

Credit Facilities	$3,033,175	$3,033,175	$2,733,175	$2,733,175
Term loan	500,000	500,000	500,000	500,000
Senior notes, net	5,932,885	6,256,073	5,937,041	6,162,402
Total debt, net	$9,466,060	$9,789,248	$9,170,216	$9,395,577

Summary of Outstanding Debt
The following summarizes the Company’s outstanding debt:

	March 31, 2014	December 31, 2013
	(in thousands, except percentages)

Berry credit facility (1)	$1,173,175	$1,173,175
LINN credit facility (2)	1,860,000	1,560,000
Term loan (1)	500,000	500,000
10.25% Berry senior notes due June 2014	204,936	205,257
6.50% senior notes due May 2019	750,000	750,000
6.25% senior notes due November 2019	1,800,000	1,800,000
8.625% senior notes due April 2020	1,300,000	1,300,000
6.75% Berry senior notes due November 2020	299,970	300,000
7.75% senior notes due February 2021	1,000,000	1,000,000
6.375% Berry senior notes due September 2022	599,163	600,000
Net unamortized discounts and premiums	(21,184)	(18,216)
Total debt, net	9,466,060	9,170,216
Less current maturities	(207,502)	(211,558)
Total long-term debt, net	$9,258,558	$8,958,658

(1)	Variable interest rates of 2.66% and 2.67% at March 31, 2014, and December 31, 2013, respectively.

(2)	Variable interest rates of 1.90% and 1.92% at March 31, 2014, and December 31, 2013, respectively.